Sundry provisions (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,971	R$ 2,225
New provisions, other provisions	369	597
[custom:ProvisionUsedOtherSubsidiaries]		(41)
Payments	(416)	(698)
Write-offs through negotiation		(112)
Provisions	1,924	1,971
Leniency Agreement [Member]
IfrsStatementLineItems [Line Items]
Provisions	636	1,016
New provisions, other provisions	74	1
Payments	(37)	(269)
Write-offs through negotiation		(112)
Provisions	673	636
Recovery Of Environmental Damage [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,042	928
New provisions, other provisions	165	360
[custom:ProvisionUsedOtherSubsidiaries]		(41)
Payments	(235)	(205)
Provisions	972	1,042
Rebate [Member]
IfrsStatementLineItems [Line Items]
Provisions	201	161
New provisions, other provisions	127	217
Payments	(139)	(177)
Provisions	189	201
Other [Member]
IfrsStatementLineItems [Line Items]
Provisions	92	120
New provisions, other provisions	3	19
Payments	(5)	(47)
Provisions	R$ 90	R$ 92